Pay vs Performance Disclosure - USD ($)	2 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and other NEOs and certain financial performance metrics of the Company. Prior to the transition described elsewhere, we have been externally managed by our Manager and our named executive officers (other than Mr. Gravelle) generally received most of their compensation from the Manager by virtue of being members of the Manager. In the years ended December 31, 2024 and 2023, we began paying our named executive officers from the Company and our named executive officers generally began receiving most of their compensation from the Company. The following table does not reflect any interests of any of our named executive officers, as applicable, relating to fees paid to the Manager through the Management Fee and the MIP. For further information concerning the Company’s executive compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE TABLE
								Value of $100 Investment Based on: 4

Year	Summary Comp Table Total for PEO (Foley) ($) 1	Comp Actually Paid to PEO (Foley) ($) 1,2	Summary Comp Table Total for PEO (Massey) ($) 1	Comp Actually Paid to PEO (Massey) ($) 1,2	Summary Comp Table Total for PEO (Ducommun) ($) 1	Comp Actually Paid to PEO (Ducommun) ($) 1,2	Average Summary Comp Table Total for Non-PEO NEOs ($) 3	Average Comp Actually Paid to Non-PEO NEOs ($) 2	Total Shareholder Return (TSR) ($)	Peer Group Total Shareholder Return (TSR) ($) 5	Net Income (Loss) ($ in millions) 6	Total Shareholders’ Equity ($ in millions) 6

2024	38,054,761	36,314,761	2,000,000	2,000,000	—	—	2,949,084	2,803,103	54.43	184.21	(304.6)	1,836.5

2023	—	—	1	1	389,833	389,833	1,598,255	1,554,765	52.46	137.99	(313.4)	2,324.5

2022	—	—	—	—	762,749	762,749	419,403	367,883	55.53	101.86	(428.1)	2,718.8

2021	—	—	—	—	2,028,114	1,979,862	760,923	731,833	94.51	140.10	(287.0)	3,335.3

2020	—	—	1	26,701	—	—	3,973,007	4,056,044	119.04	114.87	1,786.2	3,779.6

1.
Compensation information shown is based on the Company’s PEO(s) for the year presented. Mr. Ducommun was the Company’s PEO from 2021 until February 2023. Mr. Massey was the Company’s PEO from February 2023 through February 2024 and in 2020. Mr. Foley was the Company’s PEO from February 2024 through December 31, 2024.

2.
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO or the average for our non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to the total compensation of the PEOs and the other NEOs as a group for each year to reflect the change in fair value of stock-based compensation. Refer to “Compensation Actually Paid – Equity Adjustments” below for further detail.

3.
Compensation information shown represents the average compensation of the following named executive officers as a group (excluding the applicable PEO for that year): Messrs. Caswell, Coy, Sadowski and Gravelle for 2024; Messrs. Caswell, Coy, Sadowski and Curley for 2023; Messrs. Massey, Coy and Gravelle for 2022 and 2021; and Messrs. Bickett, Ducommun, Coy, Gravelle and Cox in 2020. Refer to “Executive Compensation – Summary Compensation Table” for additional information.

4.	Represents the value of a fixed $100 invested on 12/31/2019 in the Company’s stock or a basket of securities of our peer group, including reinvestment of dividends.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Main Street Capital, Compass Diversified Holdings, StepStone Group, Hercules Capital, Federated Hermes, Capital Southwest, Artisan Partners Asset Management, Trinity Capital, Hamilton Lane, Bridge Investment Group and GCM Grosvenor. The stock performance included in this table is not necessarily indicative of future stock price performance.

6.	Represents the Company’s net income (loss) and total shareholders’ equity as determined directly from the Company’s audited financial statements for the year presented.

Named Executive Officers, Footnote					Compensation information shown is based on the Company’s PEO(s) for the year presented. Mr. Ducommun was the Company’s PEO from 2021 until February 2023. Mr. Massey was the Company’s PEO from February 2023 through February 2024 and in 2020. Mr. Foley was the Company’s PEO from February 2024 through December 31, 2024.
Peer Group Issuers, Footnote					Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Main Street Capital, Compass Diversified Holdings, StepStone Group, Hercules Capital, Federated Hermes, Capital Southwest, Artisan Partners Asset Management, Trinity Capital, Hamilton Lane, Bridge Investment Group and GCM Grosvenor. The stock performance included in this table is not necessarily indicative of future stock price performance.
Adjustment To PEO Compensation, Footnote

PRINCIPAL EXECUTIVE OFFICER

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($) 1	Equity Award Adjustment ($) 1	Compensation Actually Paid to PEO ($)

2024 (Foley)	38,054,761	(21,600,000)	19,860,000	36,314,761

2024 (Massey)	2,000,000	—	—	2,000,000

1.
No adjustments were required to Mr. Massey as we did not award any equity awards to him during 2024 as he did not hold any equity awards which would be required to be adjusted pursuant to Item 402(v)(2)(iii)(C) of Regulation
S-K.
For Mr. Foley, the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Vest Date Fair Value of Equity Awards Granted and Vested in Year ($)	Total Equity Award Adjustments ($)

2024 (Foley)	11,916,000	—	7,944,000	19,860,000

Non-PEO NEO Average Total Compensation Amount					$ 2,949,084	$ 1,598,255	$ 419,403	$ 760,923	$ 3,973,007
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,803,103	1,554,765	367,883	731,833	4,056,044
Adjustment to Non-PEO NEO Compensation Footnote

NON-PEO NAMED EXECUTIVE OFFICER

Year	Reported Summary Compensation Table Average for Non- PEOs ($)	Less: Reported Value of Equity Awards ($) 1	Equity Award Adjustments ($) 1	Compensation Actually Paid – Average for Non- PEOs ($)

2024	2,949,084	(2,072,511)	1,926,530	2,803,103

1.
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Vest Date Fair Value of Equity Awards Granted and Vested in Year ($)	Total Equity Award Adjustments ($)

2024	1,904,157	14,390	7,983	1,926,530

Compensation Actually Paid vs. Total Shareholder Return
Cumulative Total Shareholder Return (TSR).
The Company’s cumulative TSR over the five-year period presented in the table was (46)%. The cumulative TSR of the peer group presented for this purpose was 84% over the five years presented in the table. Over the five-year period presented in the table, the aggregate compensation actually paid to our PEOs changed from $26,701 in 2020 to $36,314,761 in 2024. Mr. Massey’s compensation actually paid in 2020 was attributable to the change in fair value of stock compensation granted prior to 2020. Mr. Massey did not receive a base salary or any other compensation in 2020. Mr. Foley’s compensation in 2024 was primarily attributable to the 2024 Award and performance-based payments under our ISIP. We expect the compensation actually paid to Mr. Foley to decrease approximately 45% in 2025 compared to 2024, consistent with the change in the Company’s TSR noted above and to decrease even further in 2026.
The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 45%, consistent with the decrease in the Company’s cumulative TSR, over the five-year period.

Compensation Actually Paid vs. Net Income
Net Income (Loss).
The Company does not use net income (loss) as a performance measure in its overall executive compensation program. There was an increase in the amount of compensation actually paid to our principal executive officer and a decrease in the Company’s net income (loss) over the five years presented in the table. In 2020, we recognized significant book gains related to a change in the accounting to record our investment in Dayforce at fair value. Compensation under the ISIP related to those gains was paid out over time when we sold our investment, including in 2024. As discussed above, Mr. Massey received nominal compensation in 2020. Mr. Foley’s compensation in 2024 was primarily attributable to the 2024 Award and performance-based payments under our ISIP. The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 45%, directionally consistent with the decrease in the Company’s net income (loss), over the five-year period.

Total Shareholder Return Vs Peer Group
Cumulative Total Shareholder Return (TSR).
The Company’s cumulative TSR over the five-year period presented in the table was (46)%. The cumulative TSR of the peer group presented for this purpose was 84% over the five years presented in the table. Over the five-year period presented in the table, the aggregate compensation actually paid to our PEOs changed from $26,701 in 2020 to $36,314,761 in 2024. Mr. Massey’s compensation actually paid in 2020 was attributable to the change in fair value of stock compensation granted prior to 2020. Mr. Massey did not receive a base salary or any other compensation in 2020. Mr. Foley’s compensation in 2024 was primarily attributable to the 2024 Award and performance-based payments under our ISIP. We expect the compensation actually paid to Mr. Foley to decrease approximately 45% in 2025 compared to 2024, consistent with the change in the Company’s TSR noted above and to decrease even further in 2026.
The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 45%, consistent with the decrease in the Company’s cumulative TSR, over the five-year period.

Total Shareholder Return Amount					$ 54.43	52.46	55.53	94.51	119.04
Peer Group Total Shareholder Return Amount					184.21	137.99	101.86	140.1	114.87
Net Income (Loss)					(304,600,000)	(313,400,000)	(428,100,000)	(287,000,000)	1,786,200,000
Total Shareholders Equity					1,836,500,000	2,324,500,000	2,718,800,000	3,335,300,000	3,779,600,000
Mr. Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					38,054,761
PEO Actually Paid Compensation Amount					36,314,761
PEO Name				Mr. Foley
Mr. Massey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,000,000	1			1
PEO Actually Paid Compensation Amount					2,000,000	1			$ 26,701
PEO Name	Mr. Massey		Mr. Massey						Mr. Massey
Mr. Ducommun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						389,833	762,749	2,028,114
PEO Actually Paid Compensation Amount						$ 389,833	$ 762,749	$ 1,979,862
PEO Name		Mr. Ducommun					Mr. Ducommun	Mr. Ducommun
PEO | Mr. Foley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(21,600,000)
PEO | Mr. Foley [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					19,860,000
PEO | Mr. Foley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,916,000
PEO | Mr. Foley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,944,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,072,511)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,926,530
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,904,157
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					14,390
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 7,983